Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and expenses	$ 180	$ 180